Summary of Significant Accounting Policies - Deferred Contract Costs (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Deferred Contract Costs
Impairment losses on capitalized contract costs	¥ 0
Advertising costs	¥ 11,790	¥ 325	¥ 888
Capitalized costs to obtain and fulfill a contract
Deferred Contract Costs
Amortization of capitalized contract costs		¥ 1,500	17,692
Capitalized costs to fulfill a contract
Deferred Contract Costs
Contract costs capitalized			¥ 1,575